Financial Instruments (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 23, 2018	Aug. 30, 2018	Dec. 31, 2018
Billing Services Agreement [Member]
Statement Line Items [Line Items]
Repaid amount of Credit Line		$ 50
Annual interest rate		6.50%
Withdrawn balance of the Credit Line		$ 91
Net of issue expenses			$ 39
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Description of Issuance of convertible debentures	The Company entered into a securities purchase agreement (the "Securities Purchase Agreement") and a registration rights agreement with YA II PN Ltd. ("Yorkville"), a fund managed by Yorkville Advisors Global L.P., for the sale in a private placement of up to $2.5 million in principal amount of unsecured convertible debentures (the "Convertible Debentures"). Interest on the Convertible Debentures will accrue at a rate of 5% per annum and can be repaid in cash with an addition of an 10% redemption premium upon the maturity date of the Convertible Debentures, being 12 months from the issuance of each Convertible Debenture.